Capital Reserves - Summary of Capital Reserves (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	£ 22,072	£ 8,526	£ 9,059
Shares issued	25,329	43,239	30,922
Ending balance	17,050	22,072	8,526
Share Premium Account
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	226,670	184,332	153,734
Shares issued	25,411	45,533	32,585
On options exercised during the year	381	153	460
Costs capitalized in respect of issuance of shares during the period	(1,015)	(3,348)	(2,447)
Movement in the year	24,777	42,338	30,598
Ending balance	251,447	226,670	184,332
Merger Reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	22,248	22,248	22,248
Ending balance	22,248	22,248	22,248
Share-based Payment Reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	23,748	13,688	5,715
On options in issue during the year	13,050	10,252	8,632
On options exercised during the year	(1,918)	(192)	(659)
Movement in the year	11,132	10,060	7,973
Ending balance	34,880	23,748	13,688
Capital Redemption Reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	5,194	5,194	5,194
Ending balance	5,194	5,194	5,194
Capital Reserves
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	277,860	225,462	186,891
Shares issued	25,411	45,533	32,585
On options in issue during the year	13,050	10,252	8,632
On options exercised during the year	(1,537)	(39)	(199)
Costs capitalized in respect of issuance of shares during the period	(1,015)	(3,348)	(2,447)
Movement in the year	35,909	52,398	38,571
Ending balance	£ 313,769	£ 277,860	£ 225,462